GREAT-WEST LIFE & ANNUITY INSURANCE COMPANY
                           FutureFunds Series Account
                            Annual Report Form N-30D
                               File No. 811-03972

The information required to be contained in this report for the period ending March 31, 2004 includes the following previously filed annual reports for the underlying funds of the above-referenced Registrant, which are incorporated herein by reference:

American Century Equity-Income Fund
File No. 811-07820
Form N-30D
Filed via EDGAR and accepted on June 4, 2004
Accession No. 0000908186-04-000013

PIMCO Total Return Fund
File No. 811-05028
Form N-30D
Filed via EDGAR and accepted on June 10, 2004
Accession No. 0001193125-04-101529

Legg Mason Value Trust
File No. 811-03380
Form N-30D
Filed via EDGAR and accepted on May 28, 2004
Accession No. 0000357235-04-000009